Offsetting of financial assets and financial liabilities (Details 2) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	677.4	832.9
Offsetting	(650.3)	(803.5)
of which counterparty netting	(618.8)	(766.8)
of which cash collateral netting	(31.5)	(36.7)
Total net derivatives subject to enforceable master netting agreements	27.1	29.4
Total derivatives not subject to enforceable master netting agreements	14.4	11.3
Total net derivatives presented in the consolidated balance sheets	41.5	40.7
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	100.5	99.7
Securities sold under repurchase agreements, offsetting	(40.9)	(43.1)
Securities sold under repurchase agreements, net	59.6	56.6
Securities lending transactions, gross	10.2	10.8
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	10.2	10.8
Obligation to return securities received as collateral, at fair value, gross	21.1	25.9
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	21.1	25.9
Total subject to enforceable master netting agreements, gross	131.8	136.4
Total subject to enforceable master netting agreements, offsetting	(40.9)	(43.1)
Total subject to enforceable master netting agreements, net	90.9	93.3
Total not subject to enforceable master netting agreements	29.9	69.5
Total, gross	161.7	205.9
Total, offsetting	(40.9)	(43.1)
Total, net	120.8	162.8
Amounts not offset in the consolidated balance sheets
Derivatives, net	27.1	29.4
Derivatives, financial instruments	7.4	7.9
Derivatives, cash collateral received/pledged	0.6	0
Derivatives, net exposure	19.1	21.5
Securities sold under repurchase agreements, net	59.6	56.6
Securities sold under repurchase agreements, financial instruments	59.4	56.4
Securities sold under repurchase agreements, cash collateral received/pledged	0.2	0.2
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	10.2	10.8
Securities lending transactions, financial instruments	9.7	10.2
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	0.5	0.6
Obligation to return securities received as collateral, at fair value, net	21.1	25.9
Obligation to return securities received as collateral, financial instruments	19.9	24.2
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1.2	1.7
Total financial liabilities subject to enforceable, net	118.0	122.7
Total financial liabilities subject to enforceable, financial instruments	96.4	98.7
Total financial liabilities subject to enforceable, cash collateral received/pledged	0.8	0.2
Total financial liabilities subject to enforceable, net exposure	20.8	23.8
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	40.7	39.5
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0.8	1.2
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	140.0	175.8
Total, offsetting	(40.9)	(43.1)
Total, net	99.1	132.7
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	21.7	30.1
Total, offsetting	0	0
Total, net	21.7	30.1
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	288.3	368.2
Offsetting	(286.1)	(367.5)
Total net derivatives subject to enforceable master netting agreements	2.2	0.7
Amounts not offset in the consolidated balance sheets
Derivatives, net	2.2	0.7
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	370.4	448.7
Offsetting	(347.3)	(421.8)
Total net derivatives subject to enforceable master netting agreements	23.1	26.9
Amounts not offset in the consolidated balance sheets
Derivatives, net	23.1	26.9
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18.7	16.0
Offsetting	(16.9)	(14.2)
Total net derivatives subject to enforceable master netting agreements	1.8	1.8
Amounts not offset in the consolidated balance sheets
Derivatives, net	1.8	1.8
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	530.0	693.6
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	285.0	365.5
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	244.9	327.9
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0.1	0.2
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	75.8	73.2
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	75.7	73.2
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0.1	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34.2	29.3
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	17.3	15.2
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16.9	14.1
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	28.6	29.5
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3.3	2.7
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25.3	26.8
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8.8	7.3
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7.2	5.6
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1.6	1.7